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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 11
This Amendment (Check only one.): [_] is a restatement.
                                  [X]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

/s/Alex R. Lieblong       Little Rock, AR        November 16, 2009

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $105,167
                                         (thousands)

List of Other Included Managers:  None.

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                          FORM 13F INFORMATION TABLE

                                                                                   Sh/
                                                                                   Prn                        Voting Authority
                                                                  Value            Put/ Investment  Other   ---------------------
Name                                 Title of Class     Cusip    (x1000)  Shares   Call Discretion Managers   Sole    Shared None
----                                 --------------- ----------- ------- --------- ---- ---------- -------- --------- ------ ----
American Axle & Mfg. Holdings, Inc.  Common Stock    024061-10-3 $ 1,922   271,424  SH     Sole      N/A      271,424
Bank of America Corporation          Common Stock    060505-10-4 $10,152   600,000  SH     Sole      N/A      600,000
Choice Hotel Hldgs Inc.              Common Stock    169905-10-6 $   357    11,500  SH     Sole      N/A       11,500
Churchill Downs Inc.                 Common Stock    171484-10-8 $ 2,059    53,487  SH     Sole      N/A       53,487
Comcast Corp. Cl A                   Common Stock    20030N-10-1 $ 6,246   370,000  SH     Sole      N/A      370,000
Comcast Corp.-Special Cl A           Common Stock    20030N-20-0 $19,942 1,240,200  SH     Sole      N/A    1,240,200
Countrywide CAP V                    Preferred Stock 222388-20-9 $   979    47,600  SH     Sole      N/A       47,600
Delta Air Lines Inc. Del             Common Stock    247361-70-2 $   672    75,000  SH     Sole      N/A       75,000
Electro Optical Sciences Inc.        Common Stock    285192-10-0 $ 2,755   287,577  SH     Sole      N/A      287,577
General Communication Inc.-CL A      Common Stock    369385-10-9 $ 2,508   365,615  SH     Sole      N/A      365,615
General Growth Properties Inc.       Common Stock    370021-10-7 $   485   100,000  SH     Sole      N/A      100,000
Global Crossing Ltd                  Common Stock    G3921A-17-5 $ 9,492   663,798  SH     Sole      N/A      663,798
Home Bancshares                      Common Stock    436893-20-0 $ 8,118   370,332  SH     Sole      N/A      370,332
Lakes Entertainment Inc.             Common Stock    51206P-10-9 $ 5,174 1,539,858  SH     Sole      N/A    1,539,858
Level 3 Communications Inc.          Common Stock    52729N-10-0 $   139   100,000  SH     Sole      N/A      100,000
Lodgenet Entertainmant Corp          Common Stock    540211-10-9 $ 8,639 1,144,269  SH     Sole      N/A    1,144,269
Lodgian Inc.                         Common Stock    54021P-40-3 $ 4,958 3,004,853  SH     Sole      N/A    3,004,853
MGIC Investment Corp.-Wis            Common Stock    552848-10-3 $19,972 2,695,300  SH     Sole      N/A    2,695,300
Mirant TR I 6.25% Conv PFD Ser A     Preferred Stock 60467Q-99-5 $     3   261,400  SH     Sole       NA      261,400
Proshares Ultashort Barclays 20+
  Trsy                               ETF             74347R-29-7 $   220     5,000  SH     Sole      N/A        5,000
United Community Banks, Inc.         Common Stock    90984P-10-5 $   375    75,000  SH     Sole      N/A       75,000